Portfolio of Investments	December 31, 2021 (Unaudited)
The SPAC and New Issue ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Financials	96.0
Health Care	0.5
Private Investment in Public Equity	1.2
Warrants	1.7
Private Investment	0.5
Rights	0.1
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Common Stocks — 96.0%
Financials — 95.5%
283,228	Accelerate Acquisition Corp.(a)	2,752,977
80,544	Acropolis Infrastructure Acquisition Corp.(a)	803,024
108,530	Adara Acquisition Corp.(a)	1,062,509
255,379	Adara Acquisition Corp. — Founder Shares (a)(b)(c)	2,000,128
85,847	AEA-Bridges Impact Corp., Class A(a)(d)	857,611
221,132	Apollo Strategic Growth Capital(a)	2,182,573
93,349	Ares Acquisition Corp.(a)	909,219
103,314	Astrea Acquisition Corp.(a)(d)	1,020,742
30,060	Athena Technology Acquisition Corp. II(a)	299,698
64,773	Atlas Crest Investment Corp. II(a)	630,241
113,025	Avanti Acquisition Corp.(a)	1,109,905
56,826	Bridgetown 2 Holdings, Ltd., Class A(a)	563,146
15,356	BurTech Acquisition Corp.(a)	153,714
33,860	Capstar Special Purpose Acquisition Corp.(a)	337,246
195,410	CC Neuberger Principal Holdings II(a)	1,934,559
51,200	Churchill Capital Corp. V(a)	503,808
63,203	CITIC Capital Acquisition Corp., Class A(a)	632,662
64,817	Class Acceleration Corp.(a)	629,373
158,039	Cohn Robbins Holdings Corp.(a)	1,553,523
36,944	Crucible Acquisition Corp.(a)	359,835
75,000	Decarbonization Plus Acquisition Corp. IV, Class A(a)	739,500
57,736	Deep Medicine Acquisition Corp., Class A(a)	566,968
124,820	E.Merge Technology Acquisition Corp., Class A(a)	1,228,229
42,489	Endurance Acquisition Corp.(a)	425,315
65,841	Fintech Acquisition Corp. VI(a)	655,118
75,002	Fortistar Sustainable Solutions Corp., Class A(a)	728,269
111,460	Fortress Capital Acquisition Corp.(a)	1,087,850
29,046	G Squared Ascend I, Inc.(a)	286,974
97,746	G&P Acquisition Corp., Class A(a)	958,888
85,000	Gesher I Acquisition Corp.(a)	853,400
250,000	Global Consumer Acquisition Corp. — Founder Shares(a)(b)(c)	2,024,000
38,320	Global Consumer Acquisition Corp.(a)	380,134
85,047	GO Acquisition Corp.(a)	836,862
34,765	Gobi Acquisition Corp.(a)	336,178
30,669	Golden Arrow Merger Corp.(a)	296,569
116,220	Good Works II Acquisition Corp.(a)	1,138,956
97,612	Gores Metropoulos II, Inc.(a)(d)	973,192
80,324	Hudson Executive Investment Corp. II(a)	785,569
48,736	Hudson Executive Investment Corp. III(a)	473,714
40,277	Integrated Rail And Resources Acquisition Corp.(a)	404,784
70,785	International Media Acquisition Corp., Class A(a)	695,109
75,279	Isleworth Healthcare Acquisition Corp.(a)	740,745
49,554	Kadem Sustainable Impact Corp.(a)	480,178

Portfolio of Investments (Continued)	December 31, 2021 (Unaudited)
The SPAC and New Issue ETF

Shares/Units		Fair Value ($)
Financials — 95.5% (continued)
76,953	Kernel Group Holdings, Inc., Class A(a)	750,292
55,818	Lux Health Tech Acquisition Corp., Class A(a)	547,016
120,612	Metals Acquisition Corp., Class A(a)	1,160,287
38,412	Moringa Acquisition Corp.(a)	372,596
8,530	Motive Capital Corp. II(a)	85,044
108,761	New Vista Acquisition Corp.(a)	1,058,245
95,260	Newbury Street Acquisition Corp.(a)	924,022
38,499	NewHold Investment Corp. II(a)	379,600
28,680	NorthView Acquisition Corp.(a)	287,374
66,600	Oaktree Acquisition Corp. II, Class A(a)	658,008
31,329	Peridot Acquisition Corp. II(a)	304,831
50,000	Pioneer Merger Corp., Class A(a)(d)	493,500
57,117	Primavera Capital Acquisition Corp.(a)	573,454
92,004	Property Solutions Acquisition Corp. II(a)	893,359
84,837	RMG Acquisition Corp. III(a)	827,161
9,560	Sagaliam Acquisition Corp.(a)	95,600
76,075	Schultze Special Purpose Acquisition Corp. II(a)	775,204
78,138	ScION Tech Growth II(a)	760,283
54,382	Shelter Acquisition Corp. I(a)	540,557
70,445	Sierra Lake Acquisition Corp.(a)	704,450
106,377	Silver Spike Acquisition Corp. II(a)	1,033,984
99,025	Spartan Acquisition Corp. III(a)	977,377
73,950	Spree Acquisition Corp. 1, Ltd.(a)(d)	740,979
68,889	Springwater Special Situations Corp. — Founder Shares(a)(b)(c)	552,765
20,000	Springwater Special Situations Corp. — Private Placement Units(a)(b)(c)(e)	160,480
105,230	Springwater Special Situations Corp.(a)	1,027,571
695	SVF Investment Corp., Class A(a)	6,978
40,000	Target Global Acquisition I Corp.(a)	398,400
99,660	Trebia Acquisition Corp.(a)(d)	992,614
99,882	Twelve Seas Investment Co. II(a)	968,855
55,746	VectoIQ Acquisition Corp. II(a)	542,966
48,591	VY Global Growth(a)	476,678
75,992	Worldwide Webb Acquisition Corp.(a)	758,400
		58,221,924
Health Care — 0.5%
167,317	Talkspace, Inc. (a)	329,614
Total Common Stocks (Cost $60,198,110)		58,551,538

Private Investment in Public Equity — 1.2%
200,000	Shapeways Holdings, Inc. (a)(b)(c)	742,000
Total Private Investment in Public Equity (Cost $2,000,000)		742,000

Warrants — 1.7%
102,587	Accelerate Acquisition Corp., 12/31/2027(a)	85,157
425,000	Adara Acquisition Corp.(a)(b)(c)(f)	167,247
29,365	Apollo Strategic Growth, 10/29/2027(a)	37,587
16,709	Ares Acquistion Corp., Class A, 12/31/2027(a)	14,889
20,237	Atlas Crest Investment Corp. II, 02/28/2026(a)	16,590
14,797	BigBear.ai Holdings, Inc., 12/31/2028(a)	11,986
22,326	CC Neuberger Principal Holdings II — CW25, 07/29/2025(a)	30,363
12,814	Churchill Capital Corp. V, 10/29/2027(a)	12,559
30,742	Class Acceleration Corp., Class A, 03/31/2028(a)	15,648
12,309	Crucible Acquisition Corp., 12/26/2025(a)	8,738
21,269	Decarbonization Plus Acquisition Corp. II, 10/02/2025(a)	33,392
37,500	Decarbonization Plus Acquisition Corp. IV, 12/31/2028(a)	34,504
47,224	Fathom Digital Manufacturing C, 12/31/2027(a)	41,557
18,958	Fortress Capital Acquisition Corp., 12/31/2027(a)	14,787

Portfolio of Investments (Continued)	December 31, 2021 (Unaudited)
The SPAC and New Issue ETF

Shares/Units		Fair Value ($)
Warrants — 1.7% (continued)
16,225	G Squared Ascend I, Inc., Class A, 12/31/2027(a)	13,952
26,860	Global Consumer Acquisition Corp., Class C, 12/31/2027(a)	16,116
12,288	Golden Arrow Merger Corp., 07/31/2026(a)	6,140
59,550	Good Works II Acquisition Corp., 03/22/2022(a)	32,764
17,781	Gores Metropoulos II, Inc., 01/31/2028(a)	33,606
21,169	Healthcare Capital Corp., 03/08/2025(a)	10,292
21,001	Hudson Executive Investment Corp. II, 01/31/2027(a)	14,073
9,802	Hudson Executive Investment Corp. III, 12/31/2028(a)	7,008
23,500	Hyzon Motors, Inc., Class C, 10/02/2025(a)	44,650
77,807	Kadem Sustainable Impact Corp., 03/16/2026(a)	41,238
34,445	Kernel Group Holdings, Inc., Class A, 01/31/2027(a)	17,223
40,204	Metals Acquisition Corp., 07/12/2023(a)	24,122
19,193	Moringa Acquisition Corp., 02/10/2026(a)	10,746
22,717	New Vista Acquisition Corp., 12/31/2027(a)	17,147
43,193	Newbury Street Acquisition C, 12/31/2027(a)	25,916
9,659	Oaktree Acquisition Corp. II, 09/15/2027(a)	10,240
20,577	P3 Health Partners, Inc., 11/19/2026(a)	21,606
5,958	Peridot Acquisition Corp. II, Class A, 04/30/2028(a)	5,063
24,342	Property Solutions Acquisition Corp., 03/01/2026(a)	13,899
31,973	ScION Tech Growth II, 01/28/2026(a)	19,184
31,014	Silver Spike Acquisition Corp. II, 02/26/2026(a)	27,295
1,216	Solid Power, Inc., 12/08/2026(a)	2,785
16,114	Spartan Acquisition Corp. III , 02/04/2026(a)	23,204
70,160	Springwater Special Situations Corp., 04/12/2026(a)	34,989
14,112	SVF Investment Corp. — CW27, 12/31/2027(a)	18,346
29,795	Twelve Seas Investment Co. II, 03/02/2028(a)	14,898
11,154	VectoIQ Acquisition Corp. II, 12/31/2027(a)	9,703
Total Warrants (Cost $201,437)		1,041,209

Private Investment — 0.4%
N/A	Silver Spike Sponsor II, LLC(a)(b)(c)(g)	270,000
Total Private Investment (Cost $225,000)		270,000

Rights — 0.1%
69,024	Deep Medicine Acquisition Corp., 01/12/2029(a)	22,088
74,451	International Media Acquisition Corp.(a)	13,513
Total Rights (Cost $–)		35,601

Total Investments — 99.4% (Cost $62,624,547)		60,640,348
Other Assets in Excess of Liabilities — 0.6%		369,356
Net Assets — 100.0%		61,009,704

Portfolio of Investments (Continued)	December 31, 2021 (Unaudited)
The SPAC and New Issue ETF

(a)	Non-income producing security
(b)	Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of December 31, 2021. The total of all such securities represent 9.70% of the net assets of the Fund.
(c)	Security which is restricted to resale. The Fund’s Advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2021 was $5,916,620 which represented 9.70% of the total investments of the Fund.
(d)	This security or a partial position of this security was on loan as of December 31, 2021. The total value of securities on loan as of December 31, 2021 was $3,013,330.
(e)	Each unit represents one share and ½ warrant.
(f)	Warrant expires five years after initial business combination.
(g)	This position represents a private placement investment in a SPAC sponsor. The return on this investment is subject to a waterfall upon the consummation of a deal and may be paid in cash and/or SPAC shares and/or warrants.

The illiquid restricted securities held as of December 31, 2021 are identified below.

Security	Acquisition Date(a)	Acquisition Cost ($)	Shares or Units	Fair Value ($)	Percentage of Net Assets (%)
Adara Acquisition Corp. —Founder Shares	01/14/2021	—	255,379	2,000,128	3.3
Global Consumer Acquisition Corp. — Founder Shares	06/01/2021	500,000	250,000	2,024,000	3.3
Silver Spike Sponsor II, LLC(g)	02/12/2021	225,000	N/A	270,000	0.4
Springwater Special Situations Corp. — Founder Shares	08/12/2021	—	68,889	552,765	0.9
Shapeways Holdings, Inc.	09/27/2021	2,000,000	200,000	742,000	1.2
Adara Acquisition Corp.(f)	01/14/2021	425,000	425,000	167,247	0.3
Springwater Special Situations Corp. — Private Placement Units	08/12/2021	200,000	20,000	160,840	0.3

(a) Acquisition date represents the initial purchase date of the security.

Portfolio of Investments	December 31, 2021 (Unaudited)
The De-SPAC ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Communication Services	4.3
Consumer Discretionary	4.1
Financials	4.5
Health Care	15.1
Industrials	27.2
Information Technology	36.4
Real Estate	4.2
Technology	4.2
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Common Stocks — 98.8%
Communication Services — 4.2%
18,548	Genius Sports, Ltd.(a)	140,965
Consumer Discretionary — 4.0%
3,521	Lucid Group, Inc.(a)	133,974
Financials — 4.5%
9,392	SoFi Technologies, Inc.(a)	148,487
Health Care — 14.9%
19,440	Butterfly Network, Inc.(a)	130,054
14,770	Cano Health, Inc.(a)	131,601
31,611	Clover Health Investments Corp.(a)	117,593
13,937	Ginkgo Bioworks Holdings, Inc.(a)	115,816
		495,064
Industrials — 26.8%
13,500	Alight, Inc., Class A(a)	145,935
15,339	Astra Space, Inc.(a)	106,299
10,565	Aurora Innovation, Inc.(a)	118,962
6,950	ChargePoint Holdings, Inc.(a)	132,397
19,482	Microvast Holdings, Inc.(a)	110,268
15,411	Proterra, Inc.(a)	136,079
7,413	Stem, Inc.(a)	140,625
		890,565
Information Technology — 36.0%
15,661	Aeva Technologies, Inc.(a)	118,397
12,146	E2open Parent Holdings, Inc.(a)	136,764
15,134	Embark Technology, Inc.(a)	131,363
7,559	IonQ, Inc.(a)	126,235
17,318	ironSource, Ltd., Class A(a)	134,042
5,958	Matterport, Inc.(a)	122,973
12,277	Mirion Technologies, Inc.(a)	128,540
21,497	Payoneer Global, Inc.(a)	158,003
35,526	Paysafe, Ltd.(a)	138,907
		1,195,224
Real Estate — 4.2%
16,031	WeWork, Inc., Class A(a)	137,867
Technology — 4.2%
8,112	Navitas Semiconductor Corp.(a)	137,985
Total Common Stocks (Cost $3,523,098)		3,280,131

Total Investments — 98.8% (Cost $3,523,098)		3,280,131
Other Assets in Excess of Liabilities — 1.2%		40,605

Portfolio of Investments (Continued)	December 31, 2021 (Unaudited)
The De-SPAC ETF

Fair Value ($)
Net Assets — 100.0%	3,320,736

(a)	Non-income producing security

Portfolio of Investments	December 31, 2021 (Unaudited)
The Short De-SPAC ETF

Total Return Swap Agreements

Pay/Receive	Financing Rate (%)	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount ($)	Value ($)	Upfront Premiums Paid/(Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Pay	2.18	Aeva Technologies, Inc.	Cowen	5/20/22	At Maturity	928,554	119,281	—	119,281
Pay	1.93	Alight, Inc.	Cowen	5/20/22	At Maturity	958,163	(38,832)	—	(38,832)
Pay	3.93	Astra Space, Inc.	Cowen	5/20/22	At Maturity	948,042	196,743	—	196,743
Pay	6.93	Aurora Innovation, Inc. Class A	Cowen	5/20/22	At Maturity	901,609	83,238	—	83,238
Pay	2.93	Butterfly Network, Inc.	Cowen	5/20/22	At Maturity	924,088	17,141	—	17,141
Pay	1.93	Cano Health, Inc., Class A	Cowen	5/20/22	At Maturity	919,272	16,046	—	16,046
Pay	2.18	ChargePoint Holdings Inc., Class A	Cowen	5/20/22	At Maturity	991,557	84,157	—	84,157
Pay	1.93	Clover Health Investments Corp	Cowen	5/20/22	At Maturity	901,472	91,766	—	91,766
Pay	8.93	Embark Technology	Cowen	5/20/22	At Maturity	933,139	12,417	—	12,417
Pay	2.43	E2open Parent Holdings, Inc.	Cowen	5/20/22	At Maturity	944,188	6,996	—	6,996
Pay	2.43	Genius Sports, Ltd.	Cowen	5/20/22	At Maturity	959,311	(12,868)	—	(12,868)
Pay	14.93	Ginkgo Bioworks Holdings, Inc. Class A	Cowen	5/20/22	At Maturity	943,153	140,365	—	140,365
Pay	9.93	IonQ, Inc.	Cowen	5/20/22	At Maturity	905,062	37,489	—	37,489
Pay	1.93	ironSource, Ltd., Class A	Cowen	5/20/22	At Maturity	944,349	28,484	—	28,484
Pay	1.93	Lucid Group	Cowen	5/20/22	At Maturity	1,106,850	133,786	—	133,786
Pay	6.43	Matterport, Inc.	Cowen	5/20/22	At Maturity	1,009,053	154,975	—	154,975
Pay	69.93	Microvast Holdings, Inc.	Cowen	5/20/22	At Maturity	924,428	144,001	—	144,001
Pay	2.43	Mirion Technologies, Inc., Class A	Cowen	5/20/22	At Maturity	928,178	28,922	—	28,922
Pay	36.43	Navitas Semiconductor Corp.	Cowen	5/20/22	At Maturity	920,815	(34,035)	—	(34,035)
Pay	1.93	Payoneer Global, Inc.	Cowen	5/20/22	At Maturity	1,025,123	(55,960)	—	(55,960)
Pay	2.43	Paysafe Ltd.	Cowen	5/20/22	At Maturity	891,802	(53,426)	—	(53,426)
Pay	2.43	Proterra, Inc.	Cowen	5/20/22	At Maturity	998,043	68,317	—	68,317
Pay	1.93	SoFi Technologies, Inc.	Cowen	5/20/22	At Maturity	986,938	(26,246)	—	(26,246)
Pay	1.43	Stem, Inc.	Cowen	5/20/22	At Maturity	989,505	6,504	—	6,504
Pay	8.43	WeWork, Inc.	Cowen	5/20/22	At Maturity	917,150	(37,759)	—	(37,759)
							1,111,502	—	1,111,502

Portfolio of Investments	December 31, 2021 (Unaudited)
Tuttle Capital Short Innovation ETF

Total Return Swap Agreements

Pay/Receive	Financing Rate(%)	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount ($)	Value ($)	Upfront Premiums Paid/(Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Pay	5.93	Ark Innovation ETF	Cowen	11/10/22	At Maturity	88,719,643	(141,324)	—	(141,324)
							(141,324)	—	(141,324)

Portfolio of Investments	December 31, 2021 (Unaudited)
Trend Aggregation ESG ETF

Portfolio of Investments
Fair Value ($)
Total Investments — 0.0% (Cost $—)	—
Other Assets in Excess of Liabilities — (100.0%)	364,583
Net Assets — 100.0%	364,583

Portfolio of Investments	December 31, 2021 (Unaudited)
The Active Dividend Stock ETF

Portfolio of Investments
Fair Value ($)
Total Investments — 0.0% (Cost $—)	—
Other Assets in Excess of Liabilities — (100.0%)	28,534
Net Assets — 100.0%	28,534

Portfolio of Investments	December 31, 2021 (Unaudited)
FOMO ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Communication Services	5.2
Consumer Discretionary	11.7
Consumer Staples	11.3
Energy	3.7
Financials	9.6
Health Care	9.0
Industrials	8.8
Information Technology	20.3
Materials	7.0
Real Estate	6.5
Utilities	6.9
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Common Stocks — 95.4%
Communication Services — 5.0%
248	Meta Platforms, Inc., Class A(a)	83,415
527	ROBLOX Corp., Class A(a)	54,365
933	Walt Disney Co. (The)(a)	144,513
		282,293
Consumer Discretionary — 11.2%
1,100	Dutch Bros, Inc., Class A(a)	56,001
5,861	Ford Motor Co.	121,733
5,253	Goodyear Tire & Rubber Co.(a)	111,994
4,200	Macy’s, Inc.	109,956
220	O’Reilly Automotive, Inc.(a)	155,371
75	Tesla, Inc.(a)	79,258
		634,313
Consumer Staples — 10.7%
2,400	Altria Group, Inc.	113,736
100	Costco Wholesale Corp.	56,770
2,173	Mondelez International, Inc., Class A	144,092
885	Procter & Gamble Co. (The)	144,768
2,807	Walgreens Boots Alliance, Inc.	146,413
		605,779
Energy — 3.5%
959	Chevron Corp.	112,539
1,926	Devon Energy Corp.	84,840
		197,379
Financials — 9.2%
1,596	American Electric Power Co., Inc.	141,996
2,000	Bank of America Corp.	88,980
1,362	Marvell Technology, Inc.	119,162
3,509	SoFi Technologies, Inc.(a)	55,477
11,000	Supernova Partners Acquisition Co. II, Ltd., Class A(a)	113,190
		518,805
Health Care — 8.6%
1,073	AbbVie, Inc.	145,284
2,338	Gilead Sciences, Inc.	169,762
1,277	GlaxoSmithKline PLC, ADR	56,316
1,900	Pfizer, Inc.	112,195
		483,557

Portfolio of Investments (Continued)	December 31, 2021 (Unaudited)
FOMO ETF

Shares		Fair Value ($)
Industrials — 8.4%
1,889	Builders FirstSource, Inc.(a)	161,906
1,525	CSX Corp.	57,340
230	Illinois Tool Works, Inc.	56,764
160	Old Dominion Freight Line, Inc.	57,341
1,988	Uber Technologies, Inc.(a)	83,357
266	United Parcel Service, Inc., Class B	57,014
		473,722
Information Technology — 19.3%
785	Advanced Micro Devices, Inc.(a)	112,961
662	Apple, Inc.	117,551
836	Arista Networks, Inc.(a)	120,175
178	Broadcom, Inc.	118,443
2,469	Cisco Systems, Inc.	156,460
316	Datadog, Inc., Class A(a)	56,283
1,112	International Business Machines Corp.	148,630
300	NVIDIA Corp.	88,233
213	Palo Alto Networks, Inc.(a)	118,601
600	Trade Desk, Inc. (The), Class A(a)	54,984
		1,092,321
Materials — 6.7%
2,817	Freeport-McMoRan, Inc.	117,553
1,834	Louisiana-Pacific Corp.	143,694
942	Newmont Corp.	58,423
1,500	The Mosaic Co.	58,935
		378,605
Real Estate — 6.2%
1,048	Prologis, Inc.	176,441
462	Public Storage	173,047
		349,488
Utilities — 6.6%
2,344	Alcoa Corp.	139,655
1,400	Lamb Weston Holdings, Inc.	88,732
1,535	NextEra Energy, Inc.	143,308
		371,695
Total Common Stocks (Cost $5,216,119)		5,387,957

Total Investments — 95.4% (Cost $5,216,119)		5,387,957
Other Assets in Excess of Liabilities — 4.6%		259,759
Net Assets — 100.0%		5,647,716

(a) Non-income producing security

ADR — American Depositary Receipt

PLC— Public Limited Company

Portfolio of Investments	December 31, 2021 (Unaudited)
Fat Tail Risk ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Exchange-Traded Note	7.0
Exchange-Traded Funds	93.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Exchange-Traded Note — 6.6%
6,410	iPath Series B S&P 500 VIX Short-Term Futures ETN (a)	118,777
Total Exchange-Traded Note (Cost $173,320)		118,777

Exchange-Traded Funds — 87.6%
996	Consumer Staples Select Sector SPDR Fund ETF	76,802
1,305	Defiance Next Gen Connectivity ETF	54,418
1,378	Financial Select Sector SPDR Fund ETF	53,811
525	Health Care Select Sector SPDR Fund ETF	73,967
220	Invesco QQQ Trust Series 1	87,527
2,194	Invesco S&P 500 Low Volatility ETF	150,574
450	iShares 20+ Year Treasury Bond ETF	66,685
1,834	iShares MSCI USA Min Vol Factor ETF	148,371
668	iShares U.S. Real Estate ETF	77,581
815	Materials Select Sector SPDR Fund ETF	73,847
1,426	Real Estate Select Sector SPDR Fund ETF	73,881
846	SPDR S&P 500 ETF Trust	401,816
406	SPDR S&P Metals & Mining ETF	18,181
1,044	Utilities Select Sector SPDR Fund ETF	74,730
197	VanEck Semiconductor ETF	60,832
281	Vanguard Mega Capital Growth ETF	73,274
Total Exchange-Traded Funds (Cost $1,485,708)		1,566,297

Total Investments — 94.2% (Cost $1,659,028)		1,685,074
Other Assets in Excess of Liabilities — 5.8%		103,394
Net Assets — 100.0%		1,788,468

a) Non-income producing security

ETF — Exchange-Traded Fund

ETN — Exchange-Traded Note

S&P — Standard and Poor’s

SPDR — Standard & Poor’s Depositary Receipts

Portfolio of Investments	December 31, 2021 (Unaudited)

Rareview Dynamic Fixed Income ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Financials	6.0
Closed End Funds	93.8
Options on Futures	0.2
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Common Stocks — 5.9%
Financials — 5.9%
98,474	AGNC Investment Corp.	1,481,049
64,734	Great Ajax Corp.	851,899
57,305	TPG RE Finance Trust, Inc.	705,998
71,374	Two Harbors Investment Corp.	411,828
		3,450,774
Total Common Stocks (Cost $3,758,716)		3,450,774

Closed End Funds — 91.7%
536,742	Aberdeen Asia-Pacific Income Fund, Inc.	2,050,354
43,527	Aberdeen Global Premier Properties Fund	297,725
172,195	Angel Oak Financial Strategies Income Term Trust	2,937,647
22,427	Apollo Senior Floating Rate Fund, Inc.	361,299
244,836	Ares Dynamic Credit Allocation Fund, Inc.	3,998,172
21,994	BlackRock MuniHoldings Fund, Inc.	368,619
249,431	BlackRock MuniVest Fund, Inc.	2,387,055
61,485	BlackRock MuniYield Quality Fund III, Inc.	911,208
212,750	Blackstone Strategic Credit Fund	2,869,997
214,640	BrandywineGLOBAL Global Income Opportunities Fund	2,513,434
93,990	Doubleline Yield Opportunities Fund	1,757,613
135,900	Eaton Vance Municipal Bond Fund	1,845,522
279,604	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	1,532,230
73,652	Nuveen AMT-Free Quality Municipal Income Fund	1,148,971
617,912	Nuveen Credit Strategies Income Fund	4,010,249
170,827	Nuveen Floating Rate Income Fund	1,737,311
77,831	Nuveen Municipal Credit Opportunities Fund	1,218,833
86,641	Nuveen New Jersey Quality Municipal Income Fund	1,332,539
63,755	Nuveen New York AMT-Free Quality Municipal Income	879,181
65,317	Nuveen Quality Municipal Income Fund	1,052,257
571,797	Nuveen Senior Income Fund	3,373,602
162,916	Nuveen Short Duration Credit Opportunities Fund	2,414,187
217,117	PGIM Global High Yield Fund, Inc.	3,276,296
220,918	PGIM High Yield Bond Fund, Inc.	3,545,734
46,043	PIMCO Dynamic Income Opportunities Fund	900,601
237,731	Western Asset Emerging Markets Debt Fund, Inc.	3,042,957
113,654	Western Asset Managed Municipals Fund, Inc.	1,486,594
		53,250,187
Total Closed End Funds (Cost $53,842,731)		53,250,187

Portfolio of Investments (Continued)	December 31, 2021 (Unaudited)

Rareview Dynamic Fixed Income ETF

Fair Value ($)
Purchased Options on Futures — 0.2%
Total Purchased Options on Futures (Cost $413,745)	122,400

Total Investments — 97.8% (Cost $58,015,192)	56,823,361
Other Assets in Excess of Liabilities — 2.2%	1,285,019
Net Assets — 100.0%	58,108,380

AMT — Alternative Minimum Tax

Written Options on Futures Contracts

Exchange-traded options on futures contracts written as of December 31, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
Euro$ 3Y Midcurve Options	Put	3,264	794,621	198,255	97.38	3/11/22	(40,800)
(Total Premiums Received $198,255)							(40,800)

Purchased Options on Futures Contracts

Exchanged-traded options on futures contracts purchased as of December 31, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Strike Price ($)	Expiration Date	Value ($)
Euro$ 3Y Midcurve Options	Put	3,264	796,661	97.63	3/11/22	122,400
(Total Cost $413,745)						122,400

Futures Contracts

At December 31, 2021, the Fund’s open future contracts were as follows:

Futures Contracts Sold

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/(Depreciation) ($)
U.S. Treasury 10-Year Note March Futures (U.S. Dollar)	39	3/22/22	5,711,063	(90,251)
				(90,251)

(a)	Notional amount is expressed as the number of contracts multiplied by 2,500, multiplied by the strike price of the underlying asset.

Portfolio of Investments	December 31, 2021 (Unaudited)

Rareview Tax Advantaged Income ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Closed End Funds	99.8
Options on Futures	0.2
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Closed End Funds — 97.9%
121,566	BlackRock MuniHoldings Fund, Inc.	2,037,446
384,392	BlackRock MuniVest Fund, Inc.	3,678,631
131,874	BlackRock MuniYield Quality Fund III, Inc.	1,954,373
210,866	Eaton Vance Municipal Bond Fund	2,863,560
232,037	Nuveen AMT-Free Quality Municipal Income Fund	3,619,777
67,445	Nuveen California Quality Municipal Income Fund	1,054,840
69,341	Nuveen Municipal Credit Opportunities Fund	1,085,880
102,668	Nuveen New Jersey Quality Municipal Income Fund	1,579,034
111,435	Nuveen New York AMT-Free Quality Municipal Income	1,536,689
198,027	Nuveen Quality Municipal Income Fund	3,190,215
184,717	Western Asset Managed Municipals Fund, Inc.	2,416,098
		25,016,543
Total Closed End Funds (Cost $24,634,315)		25,016,543

Purchased Options on Futures — 0.2%
Total Purchased Options on Futures (Cost $133,717)		45,900

Total Investments — 98.1% (Cost $24,768,032)		25,062,443
Other Assets in Excess of Liabilities — 1.9%		483,571
Net Assets — 100.0%		25,546,014

AMT — Alternative Minimum Tax

Written Options on Futures Contracts

Exchange-traded options on futures contracts written as of December 31, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
Euro$ 3Y Midcurve Options	Put	1,224	297,983	62,096	97.38	3/11/22	(15,300)
(Total Premiums Received $62,096)							(15,300)

Purchased Options on Futures Contracts

Exchanged-traded options on futures contracts purchased as of December 31, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Strike Price ($)	Expiration Date	Value ($)
Euro$ 3Y Midcurve Options	Put	1,224	298,748	97.63	3/11/22	45,900
(Total Cost $133,717)						45,900

(a)	Notional amount is expressed as the number of contracts multiplied by 2,500, multiplied by the strike price of the underlying asset.

Portfolio of Investments (Continued)	December 31, 2021 (Unaudited)

Rareview Tax Advantaged Income ETF

Futures Contracts

At December 31, 2021, the Fund’s open future contracts were as follows:

Futures Contracts Sold

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/(Depreciation) ($)
U.S. Treasury 10-Year Note March Futures (U.S. Dollar)	21	3/22/22	3,075,188	(48,597)
				(48,597)

Portfolio of Investments	December 31, 2021 (Unaudited)

Revere Sector Opportunity ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Exchange-Traded Funds	100.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Exchange-Traded Funds — 99.0%
8,949	Communication Services Select Sector SPDR Fund ETF	695,158
5,723	Consumer Discretionary Select Sector SPDR Fund ETF	1,170,010
1,054	Consumer Staples Select Sector SPDR Fund ETF	81,274
6,372	Energy Select Sector SPDR Fund ETF	353,646
26,918	Financial Select Sector SPDR Fund ETF	1,051,148
6,543	Health Care Select Sector SPDR Fund ETF	921,843
6,137	Industrial Select Sector SPDR Fund ETF	649,356
2,211	Materials Select Sector SPDR Fund ETF	200,339
4,235	Real Estate Select Sector SPDR Fund ETF	219,415
13,128	Technology Select Sector SPDR Fund ETF	2,282,566
1,120	Utilities Select Sector SPDR Fund ETF	80,170
		7,704,925
Total Exchange-Traded Funds (Cost $7,366,703)		7,704,925

Total Investments — 99.0% (Cost $7,366,703)		7,704,925
Other Assets in Excess of Liabilities — 1.0%		77,265
Net Assets — 100.0%		7,782,190

ETF — Exchange-Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

Portfolio of Investments	December 31, 2021 (Unaudited)

Mohr Growth ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Communication Services	2.4
Consumer Discretionary	4.1
Energy	3.4
Financials	3.5
Health Care	13.5
Industrials	4.3
Information Technology	14.9
Materials	3.7
Utilities	8.4
Exchange-Traded Funds	41.8
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Common Stocks — 57.6%
Communication Services — 2.4%
1,116	Activision Blizzard, Inc.	74,247
Consumer Discretionary — 4.1%
6,160	Ford Motor Co.	127,943
Energy — 3.3%
4,555	Halliburton Co.	104,173
Financials — 3.5%
160	SVB Financial Group(a)	108,518
Health Care — 13.4%
1,840	Cerner Corp.	170,881
372	Danaher Corp.	122,392
490	Moderna, Inc.(a)	124,450
		417,723
Industrials — 4.2%
645	J.B. Hunt Transport Services, Inc.	131,838
Information Technology — 14.7%
697	Advanced Micro Devices, Inc.(a)	100,298
890	Arista Networks, Inc.(a)	127,938
728	QUALCOMM, Inc.	133,129
163	Zebra Technologies Corp.(a)	97,018
		458,383
Materials — 3.7%
2,890	The Mosaic Co.	113,548
Utilities — 8.3%
2,250	Lamb Weston Holdings, Inc.	142,605
2,695	NRG Energy, Inc.	116,101
		258,706
Total Common Stocks (Cost $1,777,153)		1,795,079

Exchange-Traded Funds — 41.4%
580	Invesco Exchange-Traded Fund Trust-Invesco S&P 500® Top 50 ETF	214,072
2,173	Invesco S&P 500 GARP ETF	210,846
2,675	Schwab U.S. Dividend Equity ETF	216,220
475	Vanguard Information Technology ETF	217,631
2,711	Vanguard Russell 1000 Growth ETF	212,922
3,323	WisdomTree U.S. Quality Dividend Growth Fund	218,853
		1,290,544

Portfolio of Investments (Continued)	December 31, 2021 (Unaudited)

Mohr Growth ETF

Fair Value ($)
Total Exchange-Traded Funds (Cost $1,270,456)	1,290,544

Total Investments — 99.0% (Cost $3,047,609)	3,085,623
Other Assets in Excess of Liabilities — 1.0%	29,401
Net Assets — 100.0%	3,115,024

(a) Non-income producing security

ETF — Exchange-Traded Fund
S&P — Standard and Poor’s

Portfolio of Investments	December 31, 2021 (Unaudited)

Mindful Conservative ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Exchange-Traded Funds	100.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Exchange-Traded Funds — 92.6%
1,964	First Trust Rising Dividend Achievers ETF	101,716
572	iShares Convertible Bond ETF	51,011
1,882	iShares Core Total USD Bond Market ETF	99,614
514	iShares Core U.S. Aggregate Bond ETF	58,637
987	iShares MSCI USA ESG Select ETF	104,869
1,497	iShares Preferred & Income Securities ETF	59,027
540	PIMCO Active Bond ETF	59,081
1,753	Schwab Intermediate-Term U.S. Treasury ETF	98,414
1,394	Schwab U.S. Large-Capital Value ETF	102,069
689	SPDR Bloomberg Barclays Convertible Securities ETF	57,160
657	Vanguard Intermediate-Term Bond ETF	57,566
628	Vanguard Intermediate-Term Corporate Bond ETF	58,253
559	Vanguard Long-Term Bond ETF	57,532
554	Vanguard Long-Term Corporate Bond ETF	58,635
718	Vanguard Short-Term Bond ETF	58,036
720	Vanguard Short-Term Corporate Bond ETF	58,507
		1,140,127
Total Exchange-Traded Funds (Cost $1,145,270)		1,140,127

Total Investments — 92.6% (Cost $1,145,270)		1,140,127
Other Assets in Excess of Liabilities — 7.4%		90,708
Net Assets — 100.0%		1,230,835

ETF — Exchange-Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

Portfolio of Investments	December 31, 2021 (Unaudited)

Adaptive Core ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Consumer Discretionary	3.6
Financials	1.3
Health Care	4.6
Information Technology	15.3
Exchange-Traded Funds	75.2
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Common Stocks — 23.1%
Consumer Discretionary — 3.4%
61	Tesla, Inc.(a)	64,464
Financials — 1.2%
150	JPMorgan Chase & Co.	23,753
Health Care — 4.3%
293	Eli Lilly & Co.	80,932
Information Technology — 14.2%
205	Accenture PLC, Class A	84,983
766	Cisco Systems, Inc.	48,541
96	Intuit, Inc.	61,749
409	QUALCOMM, Inc.	74,794
		270,067
Total Common Stocks (Cost $440,155)		439,216

Exchange-Traded Funds — 70.2%
2,280	First Trust SSI Strategic Convertible Securities ETF	94,426
1,627	Invesco Dynamic Large Capital Growth ETF	131,413
1,288	Invesco S&P 500 GARP ETF	124,975
2,365	iShares Core 1-5 Year USD Bond ETF	119,267
946	iShares MSCI USA Min Vol Factor ETF	76,531
452	SPDR Bloomberg Barclays Convertible Securities ETF	37,498
846	SPDR SSGA US Large Capital Low Volatility Index ETF	127,462
3,681	VanEck Vectors Fallen Angel High Yield Bond ETF	121,363
1,341	Vanguard Intermediate-Term Bond ETF	117,498
1,400	Vanguard Intermediate-Term Corporate Bond ETF	129,864
729	Vanguard Mega Capital ETF	122,530
1,632	Vanguard Russell 1000 Growth ETF	128,177
		1,331,004
Total Exchange-Traded Funds (Cost $1,341,347)		1,331,004

Total Investments — 93.3% (Cost $1,781,502)		1,770,220
Other Assets in Excess of Liabilities — 6.7%		126,463
Net Assets — 100.0%		1,896,683

(a) Non-income producing security

ETF — Exchange-Traded Fund

PLC — Public Limited Company

S&P — Standard and Poor’s

SPDR — Standard & Poor’s Depositary Receipts

Portfolio of Investments	December 31, 2021 (Unaudited)
Goose Hollow Tactical Allocation ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Preferred Stock	6.8
Exchange-Traded Funds	93.2
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Preferred Stock — 2.6%
10,000	Federal National Mortgage Association, 8.25%	31,200
Total Preferred Stock (Cost $35,350)		31,200

Exchange-Traded Funds — 35.2%
400	Aberdeen Standard Physical Platinum Shares ETF	35,960
4,000	iShares MSCI Brazil ETF	112,280
2,552	iShares MSCI Chile ETF	58,926
2,000	iShares MSCI Europe Financials ETF	40,100
5,600	VanEck China Bond ETF	138,207
1,600	VanEck Egypt Index ETF	43,430
Total Exchange-Traded Funds (Cost $434,369)		428,903

Total Investments — 37.8% (Cost $469,719)		460,103
Other Assets in Excess of Liabilities — 62.2%		756,909
Net Assets — 100.0%		1,217,012

ETF — Exchange-Traded Fund